United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza, 5th floor

Wheeling, WV 26003

(Address of Principal Executive Offices)

(304) 234-9000

(Registrant’s Telephone Number)

JoEllen L. Legg, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1 – June 30, 2012

Item 1. Reports to Stockholders.

June 30, 2012 » Semi-Annual Report

Portfolio of Investments Summary Table
June 30, 2012 (Unaudited)	WesMark Small Company Growth Fund

At June 30, 2012, the Fund’s Portfolio composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets

COMMON STOCKS	97.9%

SHORT-TERM INVESTMENTS(2)	2.1%

OTHER ASSETS AND LIABILITIES - NET (3)(4)	0.0%
TOTAL PORTFOLIO	100.0%

At June 30, 2012, the Fund’s Sector composition(5) was as follows:

Sector Composition	Percentage of Total Net Assets

Industrials	35.1%

Consumer Discretionary	15.4%

Health Care	11.1%

Financials	11.0%

Information Technology	7.7%

Materials	6.2%

Energy	6.0%

Consumer Staples	2.8%

Utilities	2.6%

Equity Portfolio Sub-Total	97.9%

Short-Term Investments	2.1%

Other Assets and Liabilities – Net(4)	0.0%

Total	100.0%

(1) See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Short-Term Investments include investment in a money market mutual fund.

(3) Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.

(4) Amount represents less than 0.05% of net assets.

(5) Securities are assigned to a sector classification by the Fund’s adviser.

Semi-Annual Report | June 30, 2012	1

Portfolio of Investments
WesMark Small Company Growth Fund	June 30, 2012 (Unaudited)

Shares/Principal Amount		Value

COMMON STOCKS-97.9%
CONSUMER DISCRETIONARY-15.4%
	Apparel Retail-4.9%
50,000	Chico’s FAS, Inc.	$742,000
80,000	Foot Locker, Inc.	2,446,400

		3,188,400
	Auto Parts & Equipment-2.0%
10,000	Fuel Systems Solutions, Inc.(1)	166,900
30,000	Lear Corp.	1,131,900

		1,298,800
	Commercial Services-1.9%
40,000	Huron Consulting Group, Inc.(1)	1,266,000

	Consumer Electronics-1.1%
18,000	Harman International Industries, Inc.	712,800

	Housewares & Specialties-2.2%
35,000	Jarden Corp.	1,470,700

	Specialized Consumer Services-0.7%
7,000	Coinstar, Inc.(1)	480,620

	Specialty Stores-2.6%
45,000	Cabela’s, Inc.(1)	1,701,450

TOTAL CONSUMER DISCRETIONARY		10,118,770

CONSUMER STAPLES-2.8%
	Brewers-2.8%
15,000	The Boston Beer Co., Inc., Class A(1)	1,815,000

TOTAL CONSUMER STAPLES		1,815,000

ENERGY-6.0%
	Oil & Gas Equipment & Services-1.1%
8,000	OYO Geospace Corp.(1)	719,920

	Oil & Gas Exploration & Production-4.9%
55,000	Carrizo Oil & Gas, Inc.(1)	1,293,050
50,000	Plains Exploration & Production Co.(1)	1,759,000
5,000	Whiting Petroleum Corp.(1)	205,600

		3,257,650

TOTAL ENERGY		3,977,570

FINANCIALS-11.0%
	Asset Management & Custody Banks-4.0%
55,000	Cohen & Steers, Inc.	1,898,050

Shares/Principal Amount		Value

110,000	WisdomTree Investments, Inc.(1)	$722,700

		2,620,750
	Investment Banking & Brokerage-3.3%
70,000	Stifel Financial Corp.(1)	2,163,000

	Property & Casualty Insurance-1.0%
8,000	Allied World Assurance Co. Holdings AG	635,760

	Regional Banks-2.7%
105,000	Cardinal Financial Corp.	1,289,400
10,000	UMB Financial Corp.	512,300

		1,801,700

TOTAL FINANCIALS		7,221,210

HEALTH CARE-11.1%
	Biotechnology-2.1%
35,000	Astex Pharmaceuticals(1)	73,150
35,000	Cubist Pharmaceuticals, Inc.(1)	1,326,850

		1,400,000
	Health Care Equipment-2.6%
25,000	Analogic Corp.	1,550,000
7,000	Insulet Corp.(1)	149,590

		1,699,590
	Health Care Services-1.5%
20,000	Covance, Inc.(1)	957,000

	Health Care Supplies-2.7%
35,000	Neogen Corp.(1)	1,617,000
15,000	Rochester Medical Corp.(1)	161,400

		1,778,400
	Health Care Technology-0.4%
10,000	Quality Systems, Inc.	275,100

	Managed Health Care-1.8%
50,000	Molina Healthcare, Inc.(1)	1,173,000

TOTAL HEALTH CARE		7,283,090

INDUSTRIALS-35.1%
	Aerospace & Defense-9.6%
125,000	Hexcel Corp.(1)	3,223,750
75,000	Moog, Inc., Class A(1)	3,101,250

		6,325,000
	Airlines-1.6%
15,000	Allegiant Travel Co.(1)	1,045,200

	Building Products-2.5%
22,000	Lennox International, Inc.	1,025,860
45,000	Masco Corp.	624,150

		1,650,010

2	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2012 (Unaudited)	WesMark Small Company Growth Fund

Shares/Principal Amount		Value

	Construction & Engineering-7.5%
50,000	Chicago Bridge & Iron Co., N.V.	$1,898,000
125,000	Quanta Services, Inc.(1)	3,008,750

		4,906,750
	Construction & Farm Machinery-0.8%
20,000	Titan International, Inc.	490,600

	Construction & Farm Machinery & Heavy Trucks-2.4%
90,000	Greenbrier Cos., Inc.(1)	1,582,200

	Electronics-2.6%
20,000	OSI Systems, Inc.(1)	1,266,800
25,000	Zygo Corp.(1)	446,500

		1,713,300
	Industrial Machinery-1.6%
80,000	Lydall, Inc.(1)	1,081,600

	Miscellaneous Manufacturing-2.5%
60,000	Actuant Corp., Class A	1,629,600

	Trading Companies & Distributors-1.8%
35,000	United Rentals, Inc.(1)	1,191,400

	Trucking-2.2%
40,000	Ryder System, Inc.	1,440,400

TOTAL INDUSTRIALS		23,056,060

INFORMATION TECHNOLOGY-7.7%
	Application Software-0.8%
30,000	Bottomline Technologies, Inc.(1)	541,500

	Electronic Manufacturing Services-0.6%
30,000	Benchmark Electronics, Inc.(1)	418,500

	Semiconductor Equipment-2.2%
45,000	Ultratech, Inc.(1)	1,417,500

	Semiconductors-1.8%
75,000	Cypress Semiconductor Corp.(1)	991,500
25,000	LSI Corp.(1)	159,250

		1,150,750
	Systems Software-2.3%
30,000	MICROS Systems, Inc.(1)	1,536,000

TOTAL INFORMATION TECHNOLOGY		5,064,250

Shares/Principal Amount		Value

MATERIALS-6.2%
	Commodity Chemicals-0.8%
35,000	Calgon Carbon Corp.(1)	$497,700

	Diversified Chemicals-1.6%
50,000	Olin Corp.	1,044,500

	Forest Products-1.6%
100,000	Louisiana-Pacific Corp.(1)	1,088,000

	Steel-2.2%
30,000	Carpenter Technology Corp.	1,435,200

TOTAL MATERIALS		4,065,400

UTILITIES-2.6%
	Electric Utilities-2.6%
25,000	ITC Holdings Corp.	1,722,750

TOTAL UTILITIES		1,722,750

TOTAL COMMON STOCKS (Cost $56,229,645)		64,324,100

SHORT TERM INVESTMENTS-2.1%
	Mutual Funds-2.1%
1,399,778	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	1,399,778

TOTAL SHORT TERM INVESTMENTS (Cost $1,399,778)		1,399,778

TOTAL INVESTMENTS-100.0% (Cost $57,629,423)		65,723,878
OTHER ASSETS AND LIABILITIES- NET(2)-0.0%(3)		4,838

NET ASSETS-100.0%		$65,728,716

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.
(3)	Amount represents less than 0.05% of net assets.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2012.

The following acronyms are used throughout this portfolio:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2012	3

Portfolio of Investments Summary Table
WesMark Growth Fund	June 30, 2012 (Unaudited)

At June 30, 2012, the Fund’s Portfolio composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets

COMMON STOCKS	93.8%

SHORT-TERM INVESTMENTS (2)	7.2%

OTHER ASSETS AND LIABILITIES - NET (3)	-1.0%
TOTAL PORTFOLIO	100.0%

At June 30, 2012, the Fund’s Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets

Industrials	18.2%

Information Technology	15.3%

Financials	14.8%

Consumer Discretionary	13.8%

Consumer Staples	13.0%

Materials	7.5%

Health Care	6.3%

Energy	3.5%

Telecommunication Services	1.4%

Equity Portfolio Sub-Total	93.8%

Short-Term Investments	7.2%

Other Assets and Liabilities - Net	-1.0%

Total	100.0%

(1) See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Short-Term Investments include investments in a money market mutual fund.

(3) Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.

(4) Securities are assigned to a sector classification by the Fund’s adviser.

4	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2012 (Unaudited)	WesMark Growth Fund

Shares/Principal Amount		Value

COMMON STOCKS-93.8%
CONSUMER DISCRETIONARY-13.8%
	Auto Parts & Equipment-1.2%
25,000	BorgWarner, Inc.(1)	$1,639,750
60,000	Delphi Automotive PLC(1)	1,530,000

		3,169,750
	Automobile Manufacturers-1.6%
450,000	Ford Motor Co.	4,315,500

	Broadcasting-1.5%
125,000	CBS Corp., Class B	4,097,500

	Department Stores-2.2%
175,000	Macy’s, Inc.	6,011,250

	Distributors-0.8%
35,000	Genuine Parts Co.	2,108,750

	Footwear-2.4%
75,000	NIKE, Inc., Class B	6,583,500

	Home Improvement Retail-1.1%
55,000	The Home Depot, Inc.	2,914,450

	Movies & Entertainment-2.0%
115,000	The Walt Disney Co.	5,577,500

	Restaurants-1.0%
30,000	McDonald’s Corp.	2,655,900

TOTAL CONSUMER DISCRETIONARY		37,434,100

CONSUMER STAPLES-13.0%
	Distillers & Vintners-2.7%
70,000	Diageo PLC, ADR	7,214,900

	Drugs Retail-2.1%
125,000	CVS Caremark Corp.	5,841,250

	Hypermarkets & Super Centers-2.2%
85,000	Wal-Mart Stores, Inc.	5,926,200

	Packaged Foods & Meats-2.8%
50,000	General Mills, Inc.	1,927,000
150,000	Kraft Foods, Inc., Class A	5,793,000

		7,720,000
	Soft Drinks-3.2%
110,000	The Coca-Cola Co.	8,600,900

TOTAL CONSUMER STAPLES		35,303,250

Shares/Principal Amount		Value

ENERGY-3.5%
	Oil & Gas Drilling-0.9%
55,000	Ensco PLC, Class A	$2,583,350

	Oil & Gas Exploration & Production-2.6%
80,000	Apache Corp.	7,031,200

TOTAL ENERGY		9,614,550

FINANCIALS-14.8%
	Asset Management & Custody Banks-4.9%
125,000	Blackstone Group LP	1,633,750
60,000	Franklin Resources, Inc.	6,659,400
225,000	Invesco, Ltd.	5,085,000

		13,378,150
	Consumer Finance-1.6%
75,000	American Express Co.	4,365,750

	Diversified Banks-4.7%
50,000	The Toronto-Dominion Bank	3,911,500
265,000	Wells Fargo & Co.	8,861,600

		12,773,100
	Investment Banking & Brokerage-1.1%
200,000	Morgan Stanley	2,918,000

	Regional Banks-1.2%
250,000	Fifth Third Bancorp	3,350,000

	Specialized REITS-1.3%
85,000	Plum Creek Timber Co., Inc.	3,374,500

TOTAL FINANCIALS		40,159,500

HEALTH CARE-6.3%
	Biotechnology-1.3%
50,000	Amgen, Inc.	3,652,000

	Pharmaceuticals-5.0%
75,000	Abbott Laboratories	4,835,250
50,000	Johnson & Johnson	3,378,000
125,000	Merck & Co., Inc.	5,218,750

		13,432,000

TOTAL HEALTH CARE		17,084,000

INDUSTRIALS-18.2%
	Aerospace & Defense-6.6%
100,000	The Boeing Co.	7,430,000
75,000	Honeywell International, Inc.	4,188,000
155,000	Moog, Inc., Class A(1)	6,409,250

		18,027,250

Semi-Annual Report | June 30, 2012	5

Portfolio of Investments
WesMark Growth Fund	June 30, 2012 (Unaudited)

Shares/Principal Amount		Value

	Air Freight & Logistics-1.9%
55,000	FedEx Corp.	$5,038,550

	Airlines-0.8%
250,000	Southwest Airlines Co.	2,305,000

	Construction & Engineering-1.4%
100,000	Chicago Bridge & Iron Co., N.V.	3,796,000

	Construction & Farm Machinery & Heavy Trucks-2.1%
70,000	Deere & Co.	5,660,900

	Industrial Conglomerates-4.5%
65,000	Danaher Corp.	3,385,200
425,000	General Electric Co.	8,857,000

		12,242,200
	Trucking-0.9%
40,000	JB Hunt Transport Services, Inc.	2,384,000

TOTAL INDUSTRIALS		49,453,900

INFORMATION TECHNOLOGY-15.3%
	Communications Equipment-2.3%
110,000	QUALCOMM, Inc.	6,124,800

	Computer Hardware-3.7%
17,000	Apple, Inc.(1)	9,928,000

	Computer Storage & Peripherals-2.1%
225,000	EMC Corp.(1)	5,766,750

	Electronic Components-0.6%
125,000	Corning, Inc.	1,616,250

	Internet Software & Services-1.5%
35,000	Facebook, Inc., Class A(1)	1,089,200
5,000	Google, Inc., Class A(1)	2,900,350

		3,989,550
	Semiconductors-0.7%
85,000	ARM Holdings PLC, ADR	2,022,150

	Systems Software-4.4%
125,000	Microsoft Corp.	3,823,750
275,000	Oracle Corp.	8,167,500

		11,991,250

TOTAL INFORMATION TECHNOLOGY		41,438,750

MATERIALS-7.5%
	Diversified Chemicals-4.9%
115,000	The Dow Chemical Co.	3,622,500

Shares/Principal Amount		Value

110,000	EI du Pont de Nemours & Co.	$5,562,700
40,000	PPG Industries, Inc.	4,244,800

		13,430,000
	Industrial Gases-1.6%
40,000	Praxair, Inc.	4,349,200

	Mining-1.0%
300,000	Alcoa, Inc.	2,625,000

TOTAL MATERIALS		20,404,200

TELECOMMUNICATION SERVICES-1.4%
	Integrated Telecommunication Services-1.4%
110,000	AT&T, Inc.	3,922,600

TOTAL TELECOMMUNICATION SERVICES		3,922,600

TOTAL COMMON STOCKS (Cost $225,144,351)		254,814,850

SHORT TERM INVESTMENTS-7.2%
	Mutual Funds-7.2%
19,575,233	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	19,575,233

TOTAL SHORT TERM INVESTMENTS (Cost $19,575,233)		19,575,233

TOTAL INVESTMENTS-101.0% (Cost $244,719,584)		274,390,083
OTHER ASSETS AND LIABILITIES- NET(2) -(1.0)%		(2,790,201)

NET ASSETS-100.0%		$271,599,882

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2012.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Co.

REITS - Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements.

6	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2012 (Unaudited)	WesMark Balanced Fund

At June 30, 2012, the Fund’s Portfolio composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets

COMMON STOCKS	58.4%

EXCHANGE-TRADED FUNDS	3.5%

PREFERRED STOCKS	2.4%

EQUITY PORTFOLIO SUB-TOTAL	64.3%

CORPORATE BONDS	17.7%

TAXABLE MUNICIPAL BONDS	8.5%

SHORT-TERM INVESTMENTS (2)	3.8%

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES	2.5%

U.S. GOVERNMENT AGENCY SECURITIES	2.3%

NON-TAXABLE MUNICIPAL BONDS	0.8%

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	0.2%

OTHER ASSETS AND LIABILITIES - NET (3)	-0.1%

TOTAL PORTFOLIO	100.0%

At June 30, 2012, the Fund’s Sector composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets

Information Technology	11.0%

Consumer Discretionary	7.2%

Energy	6.8%

Industrials	6.7%

Consumer Staples	6.3%

Financials	6.2%

Health Care	4.6%

Materials	4.4%

Exchange Traded Funds	3.5%

Preferred Stocks	2.4%

Utilities	2.1%

Telecommunications Services	2.1%

Consumer, Non-cyclical	1.0%

Equity Portfolio Sub-Total	64.3%

Corporate Bonds	17.7%

Municipal Bonds	9.3%

U.S. Government Agencies (Combined)	5.0%

Fixed Income Portfolio Sub-Total	32.0%

Short-Term Investments	3.8%

Other Assets and Liabilities - Net	-0.1%

Total	100.0%

(1) See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Short-Term Investments include investment in U.S. government agency securities and a money market mutual fund.

(3) Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.

(4) Securities are assigned to a sector classification by the Fund’s adviser.

Semi-Annual Report | June 30, 2012	7

Portfolio of Investments
WesMark Balanced Fund	June 30, 2012 (Unaudited)

Shares/Principal Amount		Value

COMMON STOCKS-58.4%
CONSUMER DISCRETIONARY-7.2%
	Automobile Manufacturers-0.7%
53,000	Ford Motor Co.	$508,270

	Cable & Satellite-0.5%
10,000	Comcast Corp., Class A	319,700

	Department Stores-1.2%
24,000	Macy’s, Inc.	824,400

	Distributors-1.1%
12,000	Genuine Parts Co.	723,000

	Home Improvement Retail-2.0%
26,000	The Home Depot, Inc.	1,377,740

	Internet Retail-0.3%
1,000	Amazon.com, Inc.(1)	228,350

	Restaurants-1.4%
10,000	Darden Restaurants, Inc.	506,300
5,000	McDonald’s Corp.	442,650

		948,950

TOTAL CONSUMER DISCRETIONARY		4,930,410

CONSUMER STAPLES-6.3%
	Agricultural Products-0.6%
6,000	Bunge Ltd.	376,440

	Drugs Retail-0.7%
10,000	CVS Caremark Corp.	467,300

	Packaged Foods & Meats-2.5%
10,000	General Mills, Inc.	385,400
5,000	H.J. Heinz Co.	271,900
10,000	Kraft Foods, Inc., Class A	386,200
8,000	Mead Johnson Nutrition Co.	644,080

		1,687,580
	Soft Drinks-1.1%
10,000	The Coca-Cola Co.	781,900

	Tobacco-1.4%
19,000	Altria Group, Inc.	656,450
3,500	Philip Morris International, Inc.	305,410

		961,860

TOTAL CONSUMER STAPLES		4,275,080

Shares/Principal Amount		Value

CONSUMER, NON-CYCLICAL-1.0%
	Pharmaceuticals-1.0%
12,000	Express Scripts Holding Co.(1)	$669,960

TOTAL CONSUMER, NON-CYCLICAL		669,960

ENERGY-6.8%
	Equipment & Services-0.8%
8,000	Schlumberger, Ltd.	519,280

	Integrated Oil & Gas-4.8%
8,000	Chevron Corp.	844,000
12,000	Exxon Mobil Corp.	1,026,840
5,000	Occidental Petroleum Corp.	428,850
15,000	Royal Dutch Shell PLC, ADR	1,011,450

		3,311,140
	Oil & Gas Drilling-1.2%
18,000	Ensco PLC, Class A	845,460

TOTAL ENERGY		4,675,880

FINANCIALS-6.2%
	Diversified Banks-0.3%
3,000	The Toronto-Dominion Bank	234,690

	Multi-Family Apartment -REITS-0.5%
12,000	UDR, Inc.	310,080

	Other Diversified Financial Services-0.5%
10,000	JPMorgan Chase & Co.	357,300

	Regional Banks-1.8%
7,166	Commerce Bancshares, Inc.	271,591
16,000	PNC Financial Services Group, Inc.	977,760

		1,249,351
	Residential REITS-1.4%
10,000	American Campus Communities, Inc.	449,800
8,000	Home Properties, Inc.	490,880

		940,680
	Retail REITS-0.5%
12,500	National Retail Properties, Inc.	353,625

	Specialized REITS-0.7%
12,000	Plum Creek Timber Co., Inc.	476,400

	Thrifts & Mortgage Finance-0.5%
30,000	People’s United Financial, Inc.	348,300

TOTAL FINANCIALS		4,270,426

8	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2012 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value

HEALTH CARE-4.6%
	Health Care Distributors-0.9%
6,800	McKesson Corp.	$637,500

	Pharmaceuticals-3.7%
36,500	Bristol-Myers Squibb Co.	1,312,175
7,800	Johnson & Johnson	526,968
16,500	Merck & Co., Inc.	688,875

		2,528,018

TOTAL HEALTH CARE		3,165,518

INDUSTRIALS-6.7%
	Aerospace & Defense-1.5%
7,000	The Boeing Co.	520,100
9,000	Honeywell International, Inc.	502,560

		1,022,660
	Air Freight & Logistics-0.7%
5,000	FedEx Corp.	458,050

	Building Products-0.4%
22,000	Masco Corp.	305,140

	Construction & Farm Machinery & Heavy Trucks-0.8%
3,500	Caterpillar, Inc.	297,185
3,000	Cummins, Inc.	290,730

		587,915
	Industrial Conglomerates-1.5%
8,000	Danaher Corp.	416,640
30,000	General Electric Co.	625,200

		1,041,840
	Industrial Machinery-1.2%
8,000	Eaton Corp.	317,040
6,200	Parker Hannifin Corp.	476,656

		793,696
	Machinery-Diversified-0.6%
6,000	Rockwell Automation, Inc.	396,360

TOTAL INDUSTRIALS		4,605,661

INFORMATION TECHNOLOGY-11.0%
	Communications Equipment-0.8%
10,000	QUALCOMM, Inc.	556,800

	Computer Hardware-5.2%
4,000	Apple, Inc.(1)	2,336,000
6,000	International Business Machines Corp.	1,173,480

		3,509,480
	Computer Storage & Peripherals-0.5%
14,000	EMC Corp.(1)	358,820

Shares/Principal Amount		Value

	Electronic Manufacturing Services-0.7%
15,000	TE Connectivity, Ltd.	$478,650

	Internet Software & Services-1.2%
1,400	Google, Inc., Class A(1)	812,098

	Semiconductors-1.3%
11,000	ARM Holdings PLC, ADR	261,690
22,000	Texas Instruments, Inc.	631,180

		892,870
	Systems Software-1.3%
15,000	Microsoft Corp.	458,850
15,000	Oracle Corp.	445,500

		904,350

TOTAL INFORMATION TECHNOLOGY		7,513,068

MATERIALS-4.4%
	Diversified Chemicals-3.4%
25,000	The Dow Chemical Co.	787,500
17,500	EI du Pont de Nemours & Co.	884,975
6,000	PPG Industries, Inc.	636,720

		2,309,195
	Paper Products-1.0%
24,000	International Paper Co.	693,840

TOTAL MATERIALS		3,003,035

TELECOMMUNICATION SERVICES-2.1%
	Integrated Telecommunication Services- 1.5%
10,000	AT&T, Inc.	356,600
15,000	Verizon Communications, Inc.	666,600

		1,023,200
	Wireless Telecommunication Services-0.6%
15,000	Vodafone Group PLC, ADR	422,700

TOTAL TELECOMMUNICATION SERVICES		1,445,900

UTILITIES-2.1%
	Electric Utilities-2.1%
25,000	Duke Energy Corp.	576,500
7,500	NextEra Energy, Inc.	516,075
7,500	The Southern Co.	347,250

		1,439,825

TOTAL UTILITIES		1,439,825

TOTAL COMMON STOCKS (Cost $32,240,680)		39,994,763

EXCHANGE TRADED FUNDS-3.5%
12,000	iShares® MSCI Emerging Markets Index Fund	470,280

Semi-Annual Report | June 30, 2012	9

Portfolio of Investments
WesMark Balanced Fund	June 30, 2012 (Unaudited)

Shares/Principal Amount		Value

13,000	iShares® Russell 2000® Growth Index ETF	$1,189,110
11,500	Vanguard® REIT ETF	752,445

TOTAL EXCHANGE TRADED FUNDS (Cost $2,226,981)		2,411,835

PREFERRED STOCKS-2.4%
	Automobile Manufacturers-0.3%
6,500	General Motors Co., Series B, 4.750%	215,800

	Diversified Financial Services-0.4%
10,000	General Electric Capital Corp., 5.875%	261,600

	Investment Banking & Brokerage-0.5%
21,000	The Goldman Sachs Group, Inc., Series A, 3.750%(2)	374,850

	Other Diversified Financial Services-0.8%
21,000	Bank of America Corp., Series J, 7.250%	532,140

	Regional Banks-0.4%
10,000	PNC Capital Trust E, 7.750%	252,700

TOTAL PREFERRED STOCKS (Cost $1,785,599)		1,637,090

CORPORATE BONDS-17.7%
	Communications Equipment-1.7%
$1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,161,750

	Computer & Electronics Retail-0.7%
500,000	Best Buy Co., Inc., Sr. Unsecured Notes, 5.500%, 3/15/2021	460,114

	Computer Hardware-3.3%
500,000	Hewlett-Packard Co., Sr. Unsecured Notes, 6.125%, 3/1/2014	536,927
1,000,000	Hewlett-Packard Co., Sr. Unsecured Notes, 3.000%, 9/15/2016	1,030,002

Shares/Principal Amount		Value

$500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	$667,363

		2,234,292
	Diversified Financial Services-0.8%
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 3.500%, 6/29/2015	527,657

	Health Care Equipment-0.8%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	575,208

	Health Care Services-0.8%
500,000	Express Scripts Holding Co., Company Guaranteed Notes, 3.125%, 5/15/2016	521,249

	Industrial Conglomerates-0.7%
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 4.000%, 1/13/2027(3)	500,764

	Investment Banking & Brokerage-0.7%
500,000	Morgan Stanley, Sr. Unsecured Notes, 5.550%, 4/27/2017	505,924

	Networking Products-0.7%
500,000	Juniper Networks, Inc., Sr. Unsecured Notes, 3.100%, 3/15/2016	519,738

	Oil & Gas Exploration & Production-0.7%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	510,159

	Other Diversified Financial Services-3.7%
1,000,000	Citigroup, Inc., Sr. Unsecured Notes, 1.398%, 4/1/2014(2)	984,507
1,000,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.400%, 7/22/2020	1,057,236
500,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.000%, 9/28/2026(3)	493,562

		2,535,305

10	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2012 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value

	Packaged Foods & Meats-0.7%
$500,000	HJ Heinz Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	$514,092

	Railroads-0.8%
500,000	Union Pacific Corp., Sr. Unsecured Notes, 5.450%, 1/31/2013	513,710

	REITS -Healthcare-0.8%
500,000	Health Care REIT, Inc., Sr. Unsecured Notes, 3.625%, 3/15/2016	514,616

	Specialty Stores-0.8%
500,000	Staples, Inc., Sr. Unsecured Notes, 9.750%, 1/15/2014	559,097

TOTAL CORPORATE BONDS (Cost $11,494,846)		12,153,675

U.S. GOVERNMENT AGENCY -COLLATERALIZED MORTGAGE OBLIGATIONS-0.2%
	Federal National Mortgage Association- 0.2%
112,232	Series 2003-5, Class EL, 5.000%, 8/25/2022, REMIC	115,056

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $111,126)		115,056

U.S. GOVERNMENT AGENCY -MORTGAGE BACKED SECURITIES-2.5%
	Federal Home Loan Mortgage Corp.-0.0%(4)
16,229	Pool E84004, 6.000%, 6/1/2016	17,488

	Federal National Mortgage Association-2.5%
158,697	Pool 254831, 5.000%, 8/1/2023	172,184
721,141	Pool AE0375, 4.000%, 7/1/2025	767,612

Shares/Principal Amount		Value

$716,608	Pool AD6175, 4.000%, 9/1/2025	$762,787

		1,702,583

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES (Cost $1,652,181)		1,720,071

U.S. GOVERNMENT AGENCY SECURITIES-2.3%
	Federal Home Loan Banks-0.8%
450,000	5.250%, 6/10/2022	573,882

	Federal Home Loan Mortgage Corp.-1.5%
1,000,000	3.000%, 1/25/2027(3)	1,002,605

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,479,580)		1,576,487

TAXABLE MUNICIPAL BONDS-8.5%
	Alaska-0.8%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	564,985

	Florida-0.7%
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	494,505

	Michigan-1.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	301,055
500,000	Michigan Finance Authority, Revenue Bonds, 5.496%, 9/1/2020	560,455

		861,510

	Ohio-1.8%
500,000	City of Akron, Build America General Obligation Unlimited Bonds, 3.650%, 12/1/2017	545,010
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	699,432

		1,244,442

	Pennslyvania-2.1%
500,000	Albert Gallatin Area School District Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	596,680

Semi-Annual Report | June 30, 2012	11

Portfolio of Investments
WesMark Balanced Fund	June 30, 2012 (Unaudited)

Shares/Principal Amount		Value

$500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	$557,515
290,000	Township of East Pennsboro, Build America General Obligation Bonds, 4.590%, 9/1/2019	312,893

		1,467,088

	Virginia-0.9%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	573,945

	Wisconsin-0.9%
500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	582,420

TOTAL TAXABLE MUNICIPAL BONDS (Cost $5,115,485)		5,788,895

NON-TAXABLE MUNICIPAL BONDS-0.8%
	West Viginia-0.8%
500,000	West Virginia Higher Education Policy Commission, Revenue Bonds, 5.000%, 4/1/2029, (NATL-RE FGIC)	540,360

TOTAL NON-TAXABLE MUNICIPAL BONDS (Cost $509,635)		540,360

SHORT TERM INVESTMENTS-3.8%
	Mutual Funds-3.8%
2,624,727	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	2,624,727

TOTAL SHORT TERM INVESTMENTS (Cost $2,624,727)		2,624,727

TOTAL INVESTMENTS-100.1% (Cost $59,240,840)		68,562,959
OTHER ASSETS AND LIABILITIES- NET(5) -(0.1)%		(95,343)

NET ASSETS-100.0%		$68,467,616

(1)	Non-income producing security.
(2)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2012.
(4)	Amount represents less than 0.05% of net assets.
(5)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2012.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

FGIC - Financial Guaranty Insurance Co.

Ltd. - Limited

NATL-RE - Third party insurer for municipal debt securities.

PLC - Public Limited Co.

REITS - Real Estate Investment Trusts

REMIC - Real Estate Mortgage Investment Conduit

Sr. - Senior

See Notes which are an integral part of the Financial Statements.

12	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2012 (Unaudited)	WesMark Government Bond Fund

At June 30, 2012, the Fund’s Portfolio composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS	45.4%

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES	28.4%

TAXABLE MUNICIPAL BONDS	20.5%

U.S. GOVERNMENT AGENCY SECURITIES	2.8%

SHORT-TERM INVESTMENTS (2)	2.1%

CORPORATE BONDS	0.5%

OTHER ASSETS AND LIABILITIES - NET (3)	0.3%

TOTAL PORTFOLIO	100.0%

(1) See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Short-Term Investments include investment in a money market mutual fund.

(3) Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.

Semi-Annual Report | June 30, 2012	13

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2012 (Unaudited)

Shares/Principal Amount		Value

CORPORATE BONDS-0.5%
	Special Purpose Banks-0.5%
$1,000,000	AgriBank FCB, 9.125%, 7/15/2019	$1,295,248

TOTAL CORPORATE BONDS (Cost $1,220,008)		1,295,248

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-45.4%
	Federal Home Loan Mortgage Corp.-29.1%
809,217	Series 2003-2651, Class JB, 5.000%, 1/15/2018, REMIC	873,859
331,340	Series 2005-2926, Class AB, 5.000%, 1/15/2019, REMIC	337,698
444,918	Series 2005-2958, Class QJ, 4.000%, 4/15/2020, REMIC	465,986
15,507	Series 2005-3000, Class FX, 0.542%, 4/15/2035, REMIC(1)	15,508
1,929,907	Series 2005-3030, Class FL, 0.642%, 9/15/2035, REMIC(1)	1,935,434
778,283	Series 2005-3042, Class DH, 5.000%, 4/15/2024, REMIC	801,046
716,284	Series 2005-3044, Class HN, 5.000%, 1/15/2024, REMIC	727,828
645,533	Series 2005-3051, Class MC, 5.000%, 10/15/2024, REMIC	673,037
606,504	Series 2007-3282, Class JE, 5.500%, 1/15/2026, REMIC	628,350
207,088	Series 2007-3342, Class FT, 0.692%, 7/15/2037, REMIC(1)	207,956
5,923,784	Series 2007-3349, Class FE, 0.732%, 7/15/2037, REMIC(1)	5,950,252
46,628	Series 2007-R013, Class AB, 6.000%, 12/15/2021, REMIC	46,688
208,590	Series 2008-R016, Class AM, 5.125%, 6/15/2018, REMIC	209,840
1,435,660	Series 2009-3531, Class CE, 3.000%, 1/15/2039, REMIC	1,501,229
432,958	Series 2009-3540, Class KF, 1.292%, 11/15/2036, REMIC(1)	441,110
2,973,611	Series 2010-3758, Class FB, 0.742%, 11/15/2040, REMIC	2,982,772
10,437,011	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	10,528,554

Shares/Principal Amount		Value

$2,690,130	Series 2011-3914, Class MA, 3.000%, 6/15/2026, REMIC	$2,849,865
14,257,608	Series 2012-3984, Class MA, 2.000%, 1/15/2040, REMIC	14,465,983
7,750,622	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	7,858,596
9,668,080	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC	9,769,769
4,789,990	Series 2012-4005, Class PA, 2.000%, 10/15/2041, REMIC	4,851,067
9,322,550	Series 2012-9, Class FC, 0.645%, 2/25/2042, REMIC(1)	9,358,470

		77,480,897
	Federal National Mortgage Association- 14.6%
4,088,095	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	4,289,712
5,846,919	Series 2005-13, Class FQ, 0.645%, 3/25/2035, REMIC(1)	5,857,975
1,029,021	Series 2008-12, Class C, 4.000%, 7/25/2035, REMIC	1,044,326
993,893	Series 2008-12, Class D, 4.500%, 4/25/2036, REMIC	1,037,971
1,921,200	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	1,947,098
4,289,744	Series 2011-45, Class TE, 3.000%, 3/25/2025, REMIC	4,460,120
4,861,069	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	4,926,236
4,910,916	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	4,932,927
4,910,499	Series 2012-31, Class NP, 2.000%, 4/25/2041, REMIC	4,973,300
5,000,000	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	5,179,755

		38,649,420
	Government National Mortgage Association-1.7%
4,402,092	Series 2011-11, Class PC, 2.000%, 4/20/2040	4,490,653
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $119,475,185)		120,620,970

14	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2012 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-28.4%
	Federal Home Loan Mortgage Corp.-3.2%
$1,792,887	Pool C90993, 5.500%, 10/1/2026	$1,959,300
1,396,266	Pool G30387, 5.500%, 2/1/2028	1,520,629
1,329,022	Pool C91349, 4.500%, 12/1/2030	1,427,252
3,382,589	Pool C91361, 4.000%, 3/1/2031	3,645,433

		8,552,614
	Federal National Mortgage Association-25.2%
1,666,880	Pool 972080, 5.000%, 2/1/2023	1,800,366
1,449,492	Pool 255857, 5.500%, 8/1/2025	1,590,373
3,117,760	Pool 255994, 5.500%, 11/1/2025	3,433,879
4,606,063	Pool 256041, 5.500%, 12/1/2025	5,053,740
615,665	Pool 256198, 5.500%, 4/1/2026	675,504
1,123,673	Pool 831505, 5.500%, 4/1/2026	1,232,886
1,609,507	Pool 256272, 5.500%, 6/1/2026	1,765,939
2,108,933	Pool 256275, 6.000%, 6/1/2026	2,326,018
625,063	Pool 256311, 6.000%, 7/1/2026	688,624
4,432,579	Pool AJ1542, 3.000%, 9/1/2026	4,651,868
13,189,358	Pool MA0641, 4.000%, 2/1/2031	14,212,166
6,825,796	Pool MA0645, 4.000%, 2/1/2031	7,355,123
5,221,144	Pool MA0695, 4.000%, 4/1/2031	5,626,033
5,129,735	Pool MA0756, 4.000%, 5/1/2031	5,527,535
10,177,459	Pool MA0818, 4.000%, 8/1/2031	10,966,701

		66,906,755

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES (Cost $70,864,730)		75,459,369

Shares/Principal Amount		Value

U.S. GOVERNMENT AGENCY SECURITIES-2.8%
	Federal Agricultural Mortgage Corp.-1.3%
$3,000,000	5.125%, 4/19/2017(2)	$3,534,228

	Federal Home Loan Banks-0.9%
2,300,000	5.000%, 2/23/2021	2,314,283

	Federal National Mortgage Association-0.6%
1,500,000	5.100%, 2/7/2028	1,537,794

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $6,986,772)		7,386,305

TAXABLE MUNICIPAL BONDS-20.5%

	Alaska-0.4%
880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B-1, 5.993%, 9/1/2025	999,592

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,146,650

	Arkansas-0.4%
1,000,000	State of Arkansas Water & Waste Disposable, General Obligation Unlimited Bonds, 3.150%, 7/1/2025	1,000,460

	California-0.3%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	655,950

	Colorado-0.8%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,126,100
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,174,740

		2,300,840

Semi-Annual Report | June 30, 2012	15

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2012 (Unaudited)

Shares/Principal Amount		Value

	Illinois-2.5%
$1,000,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	$1,111,590
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E, 6.100%, 12/1/2021	524,515
1,000,000	Lake County School District No. 56 Gurnee, Build America General Obligation Bonds, 6.100%, 1/1/2026	1,154,560
1,000,000	Peoria Public Building Commission, School District Facilities, Build America Revenue Bonds, 6.140%, 12/1/2025	1,120,980
250,000	Sangamon County School District No. 186 Springfield, Build America General Obligation Bonds, 5.950%, 2/1/2025	288,805
	Will Grundy Etc. Counties Community College District No. 525, Build America General Obligation Bonds:
145,000	6.100%, 1/1/2023	174,270
1,000,000	6.650%, 1/1/2026	1,223,730
1,000,000	Winnebago-Boone Etc. Counties Community College District No. 511, Build America General Obligation Bonds, 5.650%, 1/1/2022	1,125,070

		6,723,520
	Indiana-0.2%
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	526,184

	Kansas-0.6%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	509,710
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	234,698
380,000	5.500%, 9/1/2023	444,816

Shares/Principal Amount		Value

$300,000	Sedgwick County Unified School District No. 265 Goddard, Build America General Obligation Bonds, 6.050%, 10/1/2024	$344,598

		1,533,822
	Kentucky-3.0%
500,000	Boone County School District Finance Corp., School Building Revenue Bonds, 5.750%, 6/1/2027	549,890
1,190,000	Boyd County School District Finance Corp., Build America Revenue Bonds, 5.750%, 2/1/2025	1,379,139
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,752,847
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	334,068
315,000	5.250%, 12/1/2025	350,466
1,000,000	Kentucky Municipal Power Agency, Build America Revenue Bonds, 5.760%, 9/1/2024	1,151,430
500,000	Lexington-Fayette Urban County Government, General Obligation, Pension Funding Bonds, Series B, 5.750%, 2/1/2025	604,015
1,000,000	McCracken County School District Finance Corp., Build America Revenue Bonds, 5.750%, 12/1/2026	1,124,600
	Nelson County School District Finance Corp., School Building, Build America Revenue Bonds:
500,000	5.300%, 12/1/2024	569,435
500,000	5.500%, 12/1/2025	572,085

		8,387,975
	Michigan-1.2%
570,000	City of Lansing MI, Build America General Obligation Bonds, 6.350%, 5/1/2023	660,676
475,000	Comstock Park Public Schools General Obligation Unlimited Bonds, 6.300%, 5/1/2026	528,608
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	932,629

16	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2012 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value

$1,000,000	Holland School District, Build America General Obligation Bonds, 6.030%, 5/1/2024	$1,120,870

		3,242,783
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813 Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	547,395

	Missiouri-1.7%
1,620,000	County of St. Charles MO, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,876,365
2,000,000	St. Louis School District, General Obligation Bonds, 6.250%, 4/1/2026	2,525,460

		4,401,825
	Mississippi-0.1%
250,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	290,370

	New Jersey-0.1%
245,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C, 3.000%, 9/1/2021	247,938

	New Mexico-0.2%
500,000	New Mexico State Financial Authority, Revenue Bonds, 4.250%, 6/1/2024	538,060

	New York-0.3%
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	703,994

	North Carolina-0.4%
925,000	County of Guilford NC, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,105,116

	Ohio-3.4%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,391,450
1,000,000	Austintown Ohio Local School District, General Obligation Bonds, 5.327%, 9/1/2027	1,092,350

Shares/Principal Amount		Value

$1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	$1,107,760
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	589,920
900,000	Findlay City School District, Build America General Obligation Bonds, Series B, 5.450%, 12/1/2024	1,027,449
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	588,920
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	204,448
260,000	5.500%, 12/1/2022	296,790
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,087,490
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	666,779
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	1,020,258

		9,073,614
	Oregon-0.8%
1,000,000	Oregon State Department of Administrative Services Lottery, Revenue Bonds, 5.375%, 4/1/2021	1,094,530
750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.228%, 10/1/2025	897,795

		1,992,325
	Pennslyvania-0.8%
1,000,000	City of Reading PA, General Obligation Unlimited Bonds, 5.480%, 11/15/2026	1,053,730
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,106,390

		2,160,120

Semi-Annual Report | June 30, 2012	17

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2012 (Unaudited)

Shares/Principal Amount		Value

	South Carolina-0.4%
$925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	$1,012,875

	Texas-1.7%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	558,145
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,207,570
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,507,085

		4,272,800

	Utah-0.6%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	572,855
1,000,000	Tooele County Utah School District Municipal Building Authority, Revenue Bonds, 5.625%, 6/1/2027	1,085,170

		1,658,025

TOTAL TAXABLE MUNICIPAL BONDS (Cost $49,482,463)		54,522,233

SHORT TERM INVESTMENTS-2.1%
	Mutual Funds-2.1%
5,551,725	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	5,551,725

TOTAL SHORT TERM INVESTMENTS (Cost $5,551,725)		5,551,725

TOTAL INVESTMENTS-99.7% (Cost $253,580,883)		264,835,850
OTHER ASSETS AND LIABILITIES- NET(3) -0.3%		833,172

NET ASSETS-100.0%		$265,669,022

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $3,534,228 or 1.3% of net assets.

(3)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at June 30, 2012.

The following acronyms are used throughout this portfolio:

REMIC - Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements.

18	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2012 (Unaudited)	WesMark West Virginia Municipal Bond Fund

At June 30, 2012, the Fund’s Portfolio composition(1) was as follows:

Percentage of Total Net Assets
MUNICIPAL BONDS	96.9%
SHORT-TERM INVESTMENTS(2)	2.3%
OTHER ASSETS AND LIABILITES - NET(3)	0.8%
TOTAL PORTFOLIO VALUE	100.0%

Years to Maturity of Municipal Bonds	Percentage of Total Net Assets
Less than 1 Year	6.5%
1-3 Years	1.0%
3-5 Years	4.3%
5-10 Years	26.8%
10 Years or Greater	55.5%
SHORT-TERM INVESTMENTS(2)	2.3%
OTHER ASSETS AND LIABILITIES – NET(3)	3.6%
TOTAL	100.0%

S&P Ratings of Municipal Bonds as Percentage of Total Net Assets (4)
AAA	8.05%
AA	28.04%
A	29.16%
BBB	2.22%
Not rated by S&P	29.43%
Short-Term Investments(2)	2.3%
Other Assets and Liabilities – Net(3)	0.8%
TOTAL PORTFOLIO VALUE	100.0%

Moody’s Ratings of Municipal Bonds as Percentage of Total Net Assets (4)
Aaa	4.17%
Aa	42.01%
A	11.64%
Baa	2.96%
Not rated by Moody’s	36.12%
Short-Term Investments(2)	2.3%
Other Assets and Liabilities – Net(3)	0.8%
TOTAL PORTFOLIO VALUE	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short-Term Investments include investments in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.
(4)

These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category.

Also see Glossary of Terms on page 48.

Semi-Annual Report | June 30, 2012	19

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2012 (Unaudited)

Shares/Principal Amount		Value

MUNICIPAL BONDS-96.9%
	Ohio-2.1%
$650,000	City of Akron, Ohio, General Obligation Limited Bonds, 2.125%, 12/1/2018	$660,744
870,000	City of Marysville, Ohio, General Obligation Limited Bonds, 4.125%, 12/1/2027	917,519
180,000	County of Monroe, Ohio, General Obligation Bonds, 4.900%, 12/1/2017	180,895
500,000	Toledo City School District General Obligation Unlimited Bonds, 5.000%, 12/1/2027, (NATL-RE FGIC)	521,530

		2,280,688

	Pennslyvania-1.7%
450,000	Bethlehem Area School District General Obligation Unlimited Bonds, Series A, 5.000%, 9/1/2014, (NATL-RE)	489,497
1,175,000	Upper Darby Pennsylvania School District General Obligation Unlimited Bonds, 5.000%, 5/1/2019, (NATL-RE FGIC)	1,286,155

		1,775,652

	Texas-1.5%
500,000	City of Dallas, Texas Waterworks & Sewer System Revenue Bonds, 5.000%, 10/1/2029, (AGM)	541,725
1,000,000	Harris County Texas Municipal Utility District No. 368 General Obligation Bonds, 5.500%, 9/1/2036, (AGM)	1,087,970

		1,629,695

	Virginia-0.8%
765,000	Virginia Housing Development Authority Revenue Bonds, 4.500%, 7/1/2024	822,865

	West Viginia-90.8%
605,000	Berkeley County Public Service Sewer District Revenue Bonds, Series A, 4.550%, 10/1/2012	609,882
1,170,000	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.375%, 5/1/2022	1,295,763

Shares/Principal Amount		Value

$410,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 4.750%, 12/1/2019	$434,280
825,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project), Series A, 4.700%, 12/1/2024, (NATL-RE)	861,638
250,000	Berkeley County, West Virginia, Public Service District Revenue Bonds, 4.250%, 12/1/2024, (AGM)	260,450
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
470,000	Series A, 4.700%, 10/1/2016	484,617
815,000	Series A, 5.000%, 10/1/2022	828,366
400,000	Series A, 4.650%, 10/1/2025	400,208
700,000	Series A, 4.650%, 3/1/2037	703,745
135,000	Series B, 4.800%, 10/1/2025	135,070
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	652,751
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	210,087
205,000	3.750%, 6/1/2025	220,922
215,000	3.850%, 6/1/2026	232,153
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
200,000	Series A, 3.400%, 10/1/2014	208,288
205,000	Series A, 3.600%, 10/1/2015	217,154
200,000	Series A, 3.800%, 10/1/2016	211,812
895,000	City of Buckhannon, West
	Virginia, Commercial Development Revenue Bonds, Series A, 4.400%, 8/1/2025	931,274
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
105,000	3.000%, 10/1/2013	105,890
150,000	3.500%, 10/1/2016	155,156
230,000	4.000%, 10/1/2020	236,109

20	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2012 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value

	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
$250,000	Series A, 3.000%, 9/1/2023, (AGM)	$252,020
490,000	Series A, 3.500%, 9/1/2027, (AGM)	498,320
1,000,000	Clarksburg, West Virginia, Water Revenue Bonds, 5.250%, 9/1/2019, (NATL-RE FGIC)	1,017,070
800,000	County of Greenbrier, West Virginia, Tax Increment Revenue Bonds, 4.500%, 6/1/2013	811,984
	Fairmont State College, West Virginia, College Revenue Bonds:
1,000,000	Series 2003-A, 5.250%, 6/1/2022, (NATL-RE FGIC)	1,045,470
1,460,000	Series 2003-A, 5.000%, 6/1/2032, (NATL-RE FGIC)	1,523,072
	Fairmont State University, West Virginia, Revenue Bonds:
1,000,000	Series B, 3.000%, 6/1/2024	980,310
1,000,000	Series B, 3.100%, 6/1/2025	976,010
	Fairmont, West Virginia, Waterworks Revenue Bonds:
500,000	Series 1999, 5.250%, 7/1/2017, (AMBAC)	501,750
1,235,000	Series 1999, 5.000%, 7/1/2019, (AMBAC)	1,236,112
250,000	Hampshire County Building Commission Lease Revenue Bonds, Series A, 3.500%, 1/1/2020	253,630
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL-RE)	1,331,616
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,125,460
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
1,015,000	Series A, 5.250%, 7/1/2020	1,075,047
500,000	Series A, 5.000%, 7/1/2030	500,960
525,000	Series A, 5.250%, 7/1/2035	529,904
500,000	Morgantown, West Virginia, Revenue Bonds, 3.000%, 12/1/2016, (AGM)	534,505

Shares/Principal Amount		Value

	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
$500,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	$531,700
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	519,610
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	648,120
2,000,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	2,184,760
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,315,946
1,070,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.), Series A, 5.200%, 11/1/2015, (AGM)	1,097,863
	West Liberty State College, West Virginia, Revenue Bonds (Dormitory):
1,240,000	Series A, 6.000%, 6/1/2023	1,285,062
900,000	Series A, 6.125%, 6/1/2028	929,421
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
1,000,000	Series A, 5.250%, 7/1/2012, (AMBAC)	1,000,000
1,145,000	Series A, 5.375%, 7/1/2018, (AMBAC)	1,276,446
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,313,650
1,500,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,616,430
1,630,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile Safety), Series A, 5.000%, 6/1/2029, (NATL-RE)	1,773,163

Semi-Annual Report | June 30, 2012	21

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2012 (Unaudited)

Shares/Principal Amount		Value

$1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 4.000%, 6/1/2023	$1,089,870
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
580,000	4.750%, 11/1/2012	588,555
1,280,000	Series B, 3.375%, 11/1/2025	1,286,067
755,000	Series B, 3.500%, 11/1/2026	764,128
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	979,230
860,000	4.750%, 6/1/2022	915,375
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot):
260,000	Series A, 3.000%, 8/1/2014	271,786
150,000	Series A, 3.000%, 8/1/2015	159,382
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
365,000	Series B, 3.375%, 10/1/2023	380,458
390,000	Series B, 3.500%, 10/1/2024	405,620
415,000	Series B, 3.625%, 10/1/2025	431,696
435,000	Series B, 3.750%, 10/1/2026	453,635
2,050,000	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project), 2.500%, 12/15/2022	2,033,190
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	602,877
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia University Foundation Waterfront), Series B, 5.000%, 7/15/2022, (AMBAC)	1,001,970
	West Virginia Economic Development Authority Revenue Bonds:
1,000,000	3.750%, 6/15/2023	1,063,570
500,000	Series B, 5.000%, 7/15/2019, (AMBAC)	501,165

Shares/Principal Amount		Value

$1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	$1,753,275
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	256,768
405,000	Series A, 4.000%, 4/1/2020	447,493
485,000	Series A, 5.000%, 4/1/2026	545,819
190,000	Series B, 5.000%, 4/1/2016, (NATL-RE FGIC)	204,645
2,315,000	Series B, 5.000%, 4/1/2018, (NATL-RE FGIC)	2,501,867
360,000	Series B, 3.200%, 4/1/2024	356,508
2,805,000	Series B, 5.000%, 4/1/2024, (NATL-RE FGIC)	3,031,420
375,000	Series B, 3.375%, 4/1/2025	369,442
385,000	Series B, 3.500%, 4/1/2026	380,430
400,000	Series B, 3.600%, 4/1/2027	393,684
1,000,000	West Virginia Higher Education Policy Commission, Revenue Bonds, 5.000%, 4/1/2029, (NATL-RE FGIC)	1,080,720
1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	1,092,994
1,000,000	West Virginia Hospital Finance
	Authority Revenue Bonds (ARCS Improvement), Series D, 5.375%, 6/1/2028, (AGM)	1,093,520
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026, (AMBAC)	308,205
	West Virginia Housing Development Fund Revenue Bonds:
600,000	Series A, 1.600%, 11/1/2017	601,218
685,000	Series A, 2.000%, 11/1/2018	687,918
325,000	Series A, 3.600%, 5/1/2022	335,624
840,000	Series A, 3.200%, 11/1/2023	856,842
1,000,000	Series A, 3.800%, 11/1/2024	1,041,270
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	514,022
450,000	4.250%, 7/1/2018	522,306
500,000	Series A, 3.000%, 7/1/2025	485,805
700,000	Series A, 3.125%, 7/1/2026	677,950
200,000	Series B, 3.000%, 7/1/2018	217,840

22	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2012 (Unaudited)	WesMark West Virginia Municipal Bond Fund

Shares/Principal Amount		Value
$2,000,000	West Virginia School Building Authority Lottery Revenue Bonds (Capital Improvement), 5.250%, 7/1/2012, (NATL-RE)	$2,000,000
810,000	West Virginia State Road General Obligation Bonds, 5.000%, 6/1/2024, (NATL-RE FGIC)	877,765
	West Virginia University Revenue Bonds (University Projects):
345,000	Series B, 5.000%, 10/1/2025	410,419
750,000	Series B, 4.125%, 10/1/2031	793,987
	West Virginia University Revenue Bonds (West Virginia University Project):
1,000,000	Series A, 5.500%, 4/1/2016, (NATL-RE)	1,163,120
500,000	Series B, 5.000%, 10/1/2021, (NATL-RE FGIC)	540,915
1,000,000	Series C, 5.000%, 10/1/2026, (NATL-RE FGIC)	1,067,380
1,275,000	Series C, 5.000%, 10/1/2027, (NATL-RE FGIC)	1,358,589
500,000	Series C, 5.000%, 10/1/2034, (AGM)	529,505
2,000,000	Series C, 5.000%, 10/1/2034, (NATL-RE FGIC)	2,109,040
	West Virginia Water Development Authority Infrastructure Revenue Bonds:
2,000,000	Series A, 4.400%, 10/1/2018, (AMBC)	2,079,420
250,000	Series A, 5.000%, 10/1/2028, (AMBC)	258,683
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023, (AGM)	1,201,867
500,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series A- 1, 5.250%, 11/1/2023, (AMBAC)	514,395
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
1,000,000	Series A-II, 5.000%, 11/1/2025, (NATL-RE FGIC)	1,065,360
900,000	Series A-II, 4.250%, 11/1/2026, (NATL-RE FGIC)	932,112
1,000,000	Series A-II, 5.000%, 11/1/2033, (NATL-RE FGIC)	1,049,490

Shares/Principal Amount		Value
$500,000	Series B, 5.250%, 11/1/2023, (AMBAC)	$521,725
1,000,000	Series B, 5.000%, 11/1/2029, (AMBAC)	1,034,250
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (AGM)	548,645
1,000,000	Series B-IV, 5.125%, 11/1/2024, (AMBAC)	1,072,570
650,000	Series B-IV, 4.750%, 11/1/2035, (AMBAC)	673,387
395,000	West Virginia, General Obligation Unlimited Bonds (Capital Appreciation Infrastructure), Series A, Zero Coupon , 11/1/2021, (NATL-RE FGIC)	323,608
500,000	West Virginia, General Obligation Unlimited Bonds (State Road), 5.000%, 6/1/2021, (NATL-RE FGIC)	548,515
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
700,000	Series A, 3.500%, 6/1/2016, (AGM)	747,684
500,000	Series A, 4.250%, 6/1/2026, (AGM)	521,735
500,000	Series A, 4.750%, 6/1/2036, (AGM)	521,870
		98,233,221
TOTAL MUNICIPAL BONDS
(Cost $100,227,156)		104,742,121
SHORT TERM INVESTMENTS-2.3%
	Mutual Funds-2.3%
2,473,571	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	2,473,571
TOTAL SHORT TERM INVESTMENTS
(Cost $2,473,571)		2,473,571

TOTAL INVESTMENTS-99.2%
(Cost $102,700,727)		107,215,692
OTHER ASSETS AND LIABILITIES- NET(1) -0.8%		839,082
NET ASSETS-100.0%		$108,054,774

(1)	Assets, other than investments in securities, less liabilities.

Semi-Annual Report | June 30, 2012	23

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund	June 30, 2012 (Unaudited)

Note: The categories of investments are shown as a percentage of net assets at June 30, 2012.

The following acronyms are used throughout this portfolio:

Insurers:

AGM - Assured Guaranty Municipal.

AMBAC - AMBAC Indemnity Corp.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance, Inc.

NATL-RE - Third party insurer for municipal debt securities.

See Notes which are an integral part of the Financial Statements.

24	www.wesmarkfunds.com

Statements of Assets and Liabilities
June 30, 2012 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund
ASSETS:

Investments in securities, at value (cost - see below)	$65,723,878	$274,390,083	$68,562,959	$264,835,850	$107,215,692
Cash	4,125	13,625	15,144	–	–

RECEIVABLE FOR:
Dividends and interest	20,360	470,950	334,777	1,244,893	1,052,050
Investments sold	763,977	1,528,396	358,651	–	–
Fund shares sold	7,426	109,955	40,266	132,579	39,976
Prepaid expenses	6,691	17,785	12,052	18,399	12,703
Total Assets	66,526,457	276,530,794	69,323,849	266,231,721	108,320,421

LIABILITIES:

PAYABLE FOR:
Investments purchased	759,696	4,819,003	811,745	–	–
Fund shares redeemed	1,382	8,383	5,678	139,421	10,000
Income distribution payable	–	–	–	326,627	208,039
Investment advisory fees	51	119	23	26	–
Fund Accounting and Administration fees	4,347	33,060	6,318	22,365	10,370
Audit and legal fees	11,405	11,126	13,834	13,271	12,805
Shareholder services fee (Note 5)	12,786	52,008	13,519	53,182	21,370
Registration fees	46	–	–	1,074	–
Printing and postage fees	191	6	32	39	42
Trustees’ fees and expenses	2,108	–	1,906	–	1,308
Chief compliance officer fees	1,221	1,221	1,221	1,221	1,221
Other accrued liabilities and expenses	4,508	5,986	1,957	5,473	492
Total Liabilities	797,741	4,930,912	856,233	562,699	265,647
Net Assets	$65,728,716	$271,599,882	$68,467,616	$265,669,022	$108,054,774

NET ASSETS CONSIST OF :

Paid-in capital	$55,606,818	$244,112,508	$58,364,500	$253,384,853	$103,177,410
Accumulated undistributed net investment income (loss)	(246,353)	199,099	53,990	419,700	(14)
Accumulated net realized gain (loss) on investments	2,273,796	(2,382,224)	727,007	609,502	362,413
Net unrealized appreciation on investments	8,094,455	29,670,499	9,322,119	11,254,967	4,514,965
Net Assets	$65,728,716	$271,599,882	$68,467,616	$265,669,022	$108,054,774

Shares Outstanding, No Par Value, Unlimited Shares Authorized	6,743,459	20,316,546	6,239,791	25,607,854	10,126,279
Net asset value, offering price & redemption price per share	$9.75	$13.37	$10.97	$10.37	$10.67
Investments, at identified cost	$57,629,423	$244,719,584	$59,240,840	$253,580,883	$102,700,727

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2012	25

Statements of Operations
For the Six Months Ended June 30, 2012 (Unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund
INVESTMENT INCOME:

Dividends, net of foreign taxes*	$190,798	$2,591,068	$701,440	$–	$–
Interest	9	31	448,550	3,827,014	1,983,406
Total Investment Income	190,807	2,591,099	1,149,990	3,827,014	1,983,406

EXPENSES:

Investment adviser fee (Note 5)	255,021	1,026,273	252,626	782,191	307,610
Fund Accounting and Administration fee (Note 5)	31,750	117,431	34,979	121,295	53,535
Custodian fees (Note 5)	9,451	19,887	6,500	16,677	7,729
Transfer agent fees	16,018	29,070	14,605	18,485	9,758
Directors’ fees	8,102	15,127	7,800	14,683	8,874
Auditing fees	8,114	7,872	10,524	9,964	10,559
Chief compliance officer fees	499	499	499	499	499
Legal fees	9,210	9,173	9,229	9,225	9,224
Shareholder services fee (Note 5)	85,007	342,091	84,209	325,913	128,171
Registration fees	6,731	6,246	6,602	8,415	4,052
Printing and postage fees	3,252	3,086	3,150	3,160	3,164
Insurance premiums	2,803	10,510	2,627	10,994	3,899
Miscellaneous	1,202	4,597	1,100	4,607	1,705
Total Expenses	437,160	1,591,862	434,450	1,326,108	548,779

WAIVERS AND REIMBURSEMENTS (NOTE 5):

Waiver/reimbursement of investment adviser fee	–	–	–	–	(51,269)
Total waivers and reimbursements	–	–	–	–	(51,269)
Net Expenses	437,160	1,591,862	434,450	1,326,108	497,510
Net Investment Income (Loss)	(246,353)	999,237	715,540	2,500,906	1,485,896

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	2,622,876	6,693,445	1,238,375	808,288	128,049
Net change in unrealized appreciation (depreciation) of investments	(4,357,031)	10,087,946	1,238,865	1,434,399	873,984
Net realized and unrealized gain (loss) on investments	(1,734,155)	16,781,391	2,477,240	2,242,687	1,002,033
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,980,508)	$17,780,628	$3,192,780	$4,743,593	$2,487,929
* Foreign tax withholding	$675	$30,483	$4,986	–	–

See Notes which are an integral part of the Financial Statements.

26	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark Small Company Growth Fund		WesMark Growth Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income (loss)	$(246,353)	$(478,199)	$999,237	$1,398,570
Net realized gain on investments	2,622,876	2,282,853	6,693,445	7,410,141
Net change in unrealized appreciation (depreciation) on investments	(4,357,031)	(1,790,163)	10,087,946	(25,919,949)
Net increase (decrease) in net assets resulting from operations	(1,980,508)	14,491	17,780,628	(17,111,238)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	–	–	(800,138)	(1,544,625)
From net realized capital gains	(344,040)	(4,878,734)	–	–
Decrease in net assets from distributions to shareholders	(344,040)	(4,878,734)	(800,138)	(1,544,625)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	3,858,716	6,487,187	9,354,559	26,234,466
Shares issued in reinvestment of distributions	175,503	1,339,504	302,923	566,222
Cost of shares redeemed	(3,523,473)	(6,185,139)	(15,705,229)	(23,370,918)
Net increase (decrease) resulting from beneficial interest transactions	510,746	1,641,552	(6,047,747)	3,429,770
Net Increase (Decrease) in Net Assets	(1,813,802)	(3,222,691)	10,932,743	(15,226,093)

NET ASSETS:
Beginning of Period	67,542,518	70,765,209	260,667,139	275,893,232
End of Period*	$65,728,716	$67,542,518	$271,599,882	$260,667,139

*Including undistributed accumulated net investment income (loss) of:	$(246,353)	–	$199,099	–

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2012	27

Statements of Changes in Net Assets

	WesMark Balanced Fund		WesMark Government Bond Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$715,540	$1,120,980	$2,500,906	$5,941,909
Net realized gain on investments	1,238,375	2,133,158	808,288	1,041,182
Net change in unrealized appreciation (depreciation) on investments	1,238,865	(140,050)	1,434,399	4,772,088
Net increase in net assets resulting from operations	3,192,780	3,114,088	4,743,593	11,755,179

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(665,023)	(1,127,456)	(2,500,897)	(5,941,915)
From net realized capital gains	–	–	–	(848,334)
Decrease in net assets from distributions to shareholders	(665,023)	(1,127,456)	(2,500,897)	(6,790,249)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	4,504,853	10,356,650	17,440,940	29,048,940
Shares issued in reinvestment of distributions	114,297	188,294	554,128	1,442,970
Cost of shares redeemed	(3,354,560)	(7,636,105)	(11,034,507)	(34,289,647)
Net increase (decrease) resulting from beneficial interest transactions	1,264,590	2,908,839	6,960,561	(3,797,737)
Net Increase in Net Assets	3,792,347	4,895,471	9,203,257	1,167,193

NET ASSETS:
Beginning of Period	64,675,269	59,779,798	256,465,765	255,298,572
End of Period*	$68,467,616	$64,675,269	$265,669,022	$256,465,765

*Including undistributed accumulated net investment income of:	$53,990	$3,473	$419,700	$419,691

See Notes which are an integral part of the Financial Statements.

28	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark West Virginia Municipal Bond Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$1,485,896	$2,951,694
Net realized gain on investments	128,049	87,500
Net change in unrealized appreciation on investments	873,984	3,664,480
Net increase in net assets resulting from operations	2,487,929	6,703,674

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(1,485,910)	(2,934,483)
From net realized capital gains	–	(73,227)
Decrease in net assets from distributions to shareholders	(1,485,910)	(3,007,710)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	11,304,604	16,353,195
Shares issued in reinvestment of distributions	230,250	423,828
Cost of shares redeemed	(3,600,063)	(7,997,251)
Net increase resulting from beneficial interest transactions	7,934,791	8,779,772
Net Increase in Net Assets	8,936,810	12,475,736

NET ASSETS:
Beginning of Period	99,117,964	86,642,228
End of Period*	$108,054,774	$99,117,964

*Including undistributed accumulated net investment loss of:	$(14)	–

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2012	29

Financial Highlights
WesMark Small Company Growth Fund

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011 (1)	For the Year Ended December 31, 2010	Period Ended December 31, 2009 (2)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008	For the Year Ended January 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$10.09	$10.82	$8.76	$6.06	$8.88	$9.37	$8.96
Income (Loss) from Investment Operations:
Net Investment Loss	(0.04)	(0.07)	(0.03)	(0.05)	(0.04)(3)	–	–
Net Realized and Unrealized Gain (Loss) on investments	(0.25)	0.08	2.21	2.77	(2.77)	(0.18)	0.41
Total from Investment Operations	(0.29)	0.01	2.18	2.72	(2.81)	(0.18)	0.41

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Realized Gain on Investments	(0.05)	(0.74)	(0.12)	(0.02)	(0.01)	(0.31)	–
Total Distributions	(0.05)	(0.74)	(0.12)	(0.02)	(0.01)	(0.31)	–
Net Asset Value, End of Period	$9.75	$10.09	$10.82	$8.76	$6.06	$8.88	$9.37

Total Return(4)	(2.90)%	0.07%	24.88%	45.00%	(31.66)%	(2.15)%	4.58%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.29%(5)	1.29%	1.32%	1.42%(5)	1.38%	1.39%	1.40%
Net Investment Loss	(0.72)%(5)	(0.67)%	(0.36)%	(0.74)%(5)	(0.48)%	(0.45)%	(0.17)%
Expense Waiver/ Reimbursement(6)	–	–	–	0.06%(5)	0.16%	0.15%	0.19%
Net Assets Value End of Period (000 omitted)	$65,729	$67,543	$70,765	$54,127	$33,808	$43,680	$38,897
Portfolio Turnover Rate	38%	89%	101%	80%	84%	78%	55%

(1)	Beginning with the year ended December 31, 2011, the Funds were audited by Cohen Fund Audit Services, Ltd. The previous years were audited by another independent registered public accounting firm.
(2)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009; as presented above, the period represents February 1, 2009 through December 31, 2009.

(3)	Per share numbers have been calculated using the average shares method.
(4)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(5)	Ratios for periods of less than a year are annualized.
(6)	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.

See Notes which are an integral part of the Financial Statements.

30	www.wesmarkfunds.com

Financial Highlights
WesMark Growth Fund

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011 (1)	For the Year Ended December 31, 2010	Period Ended December 31, 2009 (2)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008	For the Year Ended January 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$12.55	$13.45	$11.32	$8.44	$12.90	$13.84	$13.85
Income (Loss) from Investment Operations:
Net Investment Income	0.05	0.06	0.04	0.08	0.07	0.07	0.07
Net Realized and Unrealized Gain (Loss) on investments	0.81	(0.89)	2.13	2.88	(4.39)	0.28	0.67
Total from Investment Operations	0.86	(0.83)	2.17	2.96	(4.32)	0.35	0.74

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.04)	(0.07)	(0.04)	(0.08)	(0.07)	(0.09)	(0.05)
From Net Realized Gain on Investments	–	–	–	–	(0.07)	(1.20)	(0.70)
Total Distributions	(0.04)	(0.07)	(0.04)	(0.08)	(0.14)	(1.29)	(0.75)
Net Asset Value, End of Period	$13.37	$12.55	$13.45	$11.32	$8.44	$12.90	$13.84

Total Return(3)	6.85%	(6.13)%	19.23%	35.18%	(33.75)%	2.22%	5.43%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.16%(4)	1.17%	1.19%	1.24%(4)	1.25%	1.26%	1.24%
Net Investment Income	0.73%(4)	0.52%	0.35%	0.88%(4)	0.64%	0.49%	0.50%
Expense Waiver/Reimbursement(5)	–	–	–	0.00(4)(6)	0.01%	0.01%	0.01%
Net Assets Value End of Period (000 omitted)	$271,600	$260,667	$275,893	$230,006	$173,142	$258,407	$269,943
Portfolio Turnover Rate	41%	95%	87%	58%	91%	112%	83%

(1)	Beginning with the year ended December 31, 2011, the Funds were audited by Cohen Fund Audit Services, Ltd. The previous years were audited by another independent registered public accounting firm.
(2)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009; as presented above, the period represents February 1, 2009 through December 31, 2009.

(3)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(4)	Ratios for periods of less than a year are annualized.
(5)	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.
(6)	Less than 0.005%.

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2012	31

Financial Highlights
WesMark Balanced Fund

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011 (1)	For the Year Ended December 31, 2010	Period Ended December 31, 2009 (2)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008	For the Year Ended January 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$10.56	$10.23	$9.31	$7.58	$10.08	$9.97	$9.47
Income (Loss) from Investment Operations:
Net Investment Income	0.12	0.18	0.15	0.14	0.16	0.16	0.14
Net Realized and Unrealized Gain (Loss) on investments	0.40	0.33	0.95	1.72	(2.22)	0.26	0.50
Total from Investment Operations	0.52	0.51	1.10	1.86	(2.06)	0.42	0.64

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.11)	(0.18)	(0.18)	(0.13)	(0.16)	(0.16)	(0.14)
From Net Realized Gain on Investments	–	–	–	–	(0.28)	(0.15)	–
Total Distributions	(0.11)	(0.18)	(0.18)	(0.13)	(0.44)	(0.31)	(0.14)
Net Asset Value, End of Period	$10.97	$10.56	$10.23	$9.31	$7.58	$10.08	$9.97

Total Return(3)	4.91%	5.08%	11.90%	24.81%	(21.23)%	4.19%	6.85%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.29%(4)	1.31%	1.32%	1.43%(4)	1.44%	1.41%	1.40%
Net Investment Income	2.12%(4)	1.77%	1.54%	1.82%(4)	1.74%	1.54%	1.51%
Expense Waiver/Reimbursement(5)	–	–	–	0.01%(4)	0.10%	0.02%	0.03%
Net Assets Value End of Period (000 omitted)	$68,468	$64,675	$59,780	$51,434	$42,318	$55,969	$55,373
Portfolio Turnover Rate	14%	38%	59%	35%	52%	85%	63%

(1)	Beginning with the year ended December 31, 2011, the Funds were audited by Cohen Fund Audit Services, Ltd. The previous years were audited by another independent registered public accounting firm.
(2)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009; as presented above, the period represents February 1, 2009 through December 31, 2009.

(3)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(4)	Ratios for periods of less than a year are annualized.
(5)	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.

See Notes which are an integral part of the Financial Statements.

32	www.wesmarkfunds.com

Financial Highlights
WesMark Government Bond Fund

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011 (1)	For the Year Ended December 31, 2010	Period Ended December 31, 2009 (2)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008	For the Year Ended January 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$10.29	$10.09	$10.09	$10.01	$9.97	$9.67	$9.70
Income (Loss) from Investment Operations:
Net Investment Income	0.10	0.24	0.26	0.32	0.41	0.42	0.40
Net Realized and Unrealized Gain (Loss) on investments	0.08	0.23	0.04	0.09	0.05	0.30	(0.03)
Total from Investment Operations	0.18	0.47	0.30	0.41	0.46	0.72	0.37

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.10)	(0.24)	(0.26)	(0.33)	(0.42)	(0.42)	(0.40)
From Net Realized Gain on Investments	–	(0.03)	(0.04)	–	–	–	–
Total Distributions	(0.10)	(0.27)	(0.30)	(0.33)	(0.42)	(0.42)	(0.40)
Net Asset Value, End of Period	$10.37	$10.29	$10.09	$10.09	$10.01	$9.97	$9.67

Total Return(3)	1.74%	4.71%	2.96%	4.13%	4.70%	7.68%	3.91%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.02%(4)	1.02%	1.02%	1.07%(4)	1.11%	1.10%	1.10%
Net Investment Income	1.92%(4)	2.31%	2.57%	3.46%(4)	4.19%	4.34%	4.17%
Expense Waiver/Reimbursement(5)	–	–	–	0.00(4)(6)	0.01%	0.01%	0.01%
Net Assets Value End of Period (000 omitted)	$265,669	$256,466	$255,299	$238,343	$204,748	$200,422	$192,918
Portfolio Turnover Rate	35%	69%	60%	42%	24%	35%	70%

(1)	Beginning with the year ended December 31, 2011, the Funds were audited by Cohen Fund Audit Services, Ltd. The previous years were audited by another independent registered public accounting firm.
(2)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009; as presented above, the period represents February 1, 2009 through December 31, 2009.

(3)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(4)	Ratios for periods of less than a year are annualized.
(5)	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.
(6)	Less than 0.005%.

See Notes which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2012	33

Financial Highlights
WesMark West Virginia Municipal Bond Fund

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011 (1)	For the Year Ended December 31, 2010	Period Ended December 31, 2009 (2)	For the Year Ended January 31, 2009	For the Year Ended January 31, 2008	For the Year Ended January 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Period	$10.56	$10.15	$10.31	$10.02	$10.39	$10.35	$10.38
Income (Loss) from Investment Operations:
Net Investment Income	0.15	0.33	0.35	0.32	0.35	0.34	0.34
Net Realized and Unrealized Gain (Loss) on investments	0.11	0.42	(0.15)	0.29	(0.37)	0.04	(0.03)
Total from Investment Operations	0.26	0.75	0.20	0.61	(0.02)	0.38	0.31

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.15)	(0.33)	(0.34)	(0.32)	(0.35)	(0.34)	(0.34)
From Net Realized Gain on Investments	–	(0.01)	(0.02)	–	–	–	–
Total Distributions	(0.15)	(0.34)	(0.36)	(0.32)	(0.35)	(0.34)	(0.34)
Net Asset Value, End of Period	$10.67	$10.56	$10.15	$10.31	$10.02	$10.39	$10.35

Total Return(3)	2.50%	7.52%	1.94%	6.13%	(0.12)%	3.78%	3.05%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	0.97%(4)	0.99%	0.97%	1.07%(4)	1.12%	1.14%	1.11%
Net Investment Income	2.90%(4)	3.24%	3.35%	3.41%(4)	3.50%	3.35%	3.32%
Expense Waiver/ Reimbursement(5)	0.10%(4)	0.10%	0.10%	0.10%(4)	0.10%	0.10%	0.10%
Net Assets Value End of Period (000 omitted)	$108,055	$99,118	$86,642	$85,600	$77,436	$70,709	$69,954
Portfolio Turnover Rate	5%	15%	22%	7%	16%	6%	10%

(1)	Beginning with the year ended December 31, 2011, the Funds were audited by Cohen Fund Audit Services, Ltd. The previous years were audited by another independent registered public accounting firm.
(2)

Effective March 17, 2009, the Fund’s Board of Trustees approved changing the fiscal year-end of the Trust from January 31 to December 31, 2009; as presented above, the period represents February 1, 2009 through December 31, 2009.

(3)	Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total return not annualized for periods less than one full year.
(4)	Ratios for periods of less than a year are annualized.
(5)	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.

See Notes which are an integral part of the Financial Statements.

34	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2012 (Unaudited)

1. ORGANIZATION

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective

WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation

WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation

WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income

WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital

WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated.

Investment Valuation – In calculating their net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››

Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mean evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

Semi-Annual Report | June 30, 2012	35

Notes to Financial Statements
June 30, 2012 (Unaudited)

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››

With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››

Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2—

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Funds’ investments carried at fair value:

WesMark Small Company Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$64,324,100	$–	$–	$64,324,100
Short Term Investments	1,399,778	–	–	1,399,778
Total	$65,723,878	$–	$–	$65,723,878

WesMark Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$254,814,850	$–	$–	$254,814,850
Short Term Investments	19,575,233	–	–	19,575,233
Total	$274,390,083	$–	$–	$274,390,083

36	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2012 (Unaudited)

WesMark Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$39,994,763	$–	$–	$39,994,763
Exchange Traded Funds	2,411,835	–	–	2,411,835
Preferred Stocks	1,637,090	–	–	1,637,090
Corporate Bonds	–	12,153,675	–	12,153,675
U.S. Government Agency - Collateralized Mortgage Obligations	–	115,056	–	115,056
U.S. Government Agency - Mortgage Backed Securities	–	1,720,071	–	1,720,071
U.S. Government Agency Securities	–	1,576,487	–	1,576,487
Taxable Municipal Bonds	–	5,788,895	–	5,788,895
Non-Taxable Municipal Bonds	–	540,360	–	540,360
Short Term Investments	2,624,727	–	–	2,624,727
Total	$46,668,415	$21,894,544	$–	$68,562,959

WesMark Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$1,295,248	$–	$1,295,248
U.S. Government Agency - Collateralized Mortgage Obligations	–	120,620,970	–	120,620,970
U.S. Government Agency - Mortgage Backed Securities	–	75,459,369	–	75,459,369
U.S. Government Agency Securities	–	7,386,305	–	7,386,305
Taxable Municipal Bonds	–	54,522,233	–	54,522,233
Short Term Investments	5,551,725	–	–	5,551,725
Total	$5,551,725	$259,284,125	$–	$264,835,850

WesMark West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$104,742,121	$–	$104,742,121
Short Term Investments	2,473,571	–	–	2,473,571
Total	$2,473,571	$104,742,121	$–	$107,215,692

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2012. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no transfers into and out of Level 1, 2, or 3 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

* For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolio of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Semi-Annual Report | June 30, 2012	37

Notes to Financial Statements
June 30, 2012 (Unaudited)

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, and Balanced Fund, are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of, and during the six months ended, June 30, 2012, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. During the six months ended June 30, 2012, the Fund did not incur any interest or penalties. As of June 30, 2012, tax years ended January 31, 2008 through 2009, the period ended December 31, 2009, and the years ended December 31, 2010, and 2011, remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income gains are earned.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions –The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
WesMark Small Company Growth Fund
Shares sold	380,317	604,159
Shares issued to shareholders in payment of distributions declared	16,526	131,582
Shares redeemed	(349,333)	(579,049)
Net increase resulting from share transactions	47,510	156,692
Common shares outstanding, end of period	6,743,459	6,695,949

38	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2012 (Unaudited)

	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
WesMark Growth Fund
Shares sold	699,096	1,995,706
Shares issued to shareholders in payment of distributions declared	22,654	45,667
Shares redeemed	(1,167,325)	(1,784,479)
Net increase/(decrease) resulting from share transactions	(445,575)	256,894
Common shares outstanding, end of period	20,316,546	20,762,121

	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
WesMark Balanced Fund
Shares sold	411,610	997,489
Shares issued to shareholders in payment of distributions declared	10,401	18,257
Shares redeemed	(303,989)	(738,487)
Net increase resulting from share transactions	118,022	277,259
Common shares outstanding, end of period	6,239,791	6,121,769

	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
WesMark Government Bond Fund
Shares sold	1,688,174	2,858,478
Shares issued to shareholders in payment of distributions declared	53,504	141,519
Shares redeemed	(1,067,520)	(3,367,309)
Net increase/(decrease) resulting from share transactions	674,158	(367,312)
Common shares outstanding, end of period	25,607,854	24,933,696

	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
WesMark West Virginia Municipal Bond Fund
Shares sold	1,060,936	1,579,802
Shares issued to shareholders in payment of distributions declared	21,593	41,006
Shares redeemed	(338,230)	(775,224)
Net increase resulting from share transactions	744,299	845,584
Common shares outstanding, end of period	10,126,279	9,381,980

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to partnership adjustments and net operating loss. For the year ended December 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Semi-Annual Report | June 30, 2012	39

Notes to Financial Statements
June 30, 2012 (Unaudited)

		Increase/(Decrease)
Fund Name	Paid in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Small Company Growth Fund	$(438,827)	$478,199	$(39,372)
Growth Fund	$(54,793)	$124,676	$(69,883)
Balanced Fund	$(122,050)	$4,264	$117,786
Government Bond Fund	$(1)	$419,691	$(419,690)
West Virginia Municipal Bond Fund	$(1)	$(17,211)	$17,212

Included in the amounts reclassified for Small Company Growth Fund was a net operating loss offset to paid in capital of $478,199.

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

For federal income tax purposes, the following amounts apply as of June 30, 2012:

Fund Name	Cost of Investments	Gross unrealized appreciation (excess of value over tax cost)	Gross unrealized depreciation (excess of tax cost over value)	Net unrealized appreciation/ (depreciation)
Small Company Growth Fund	$57,676,772	$10,522,935	$(2,475,829)	$8,047,106
Growth Fund	$244,853,618	$35,811,035	$(6,274,570)	$29,536,465
Balanced Fund	$59,240,489	$10,301,650	$(979,180)	$9,322,470
Government Bond Fund	$253,580,883	$11,409,549	$(154,582)	$11,254,967
West Virginia Municipal Bond Fund	$102,503,974	$4,959,009	$(247,291)	$4,711,718

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and discount accretion/ premium amortization on debt securities.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended December 31, 2011 and December 31, 2010 was as follows:

	For Year Ended December 31, 2011
Fund Name	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains	Total
Small Company Growth Fund	$—	$—	$4,878,734	$4,878,734
Growth Fund	$—	$1,544,625	$—	$1,544,625
Balanced Fund	$—	$1,127,456	$—	$1,127,456
Government Bond Fund	$—	$5,941,915	$848,334	$6,790,249
West Virginia Municipal Bond Fund	$2,915,138	$19,345	$73,227	$3,007,710

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

40	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2012 (Unaudited)

	For Year Ended December 31, 2010
Fund Name	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains	Total
Small Company Growth Fund	$—	$—	$784,170	$784,170
Growth Fund	$—	$852,377	$—	$852,377
Balanced Fund	$—	$999,851	$—	$999,851
Government Bond Fund	$—	$6,606,680	$647,153	$7,253,833
West Virginia Municipal Bond Fund	$2,847,713	$18,355	$177,612	$3,043,680

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Other Temporary Adjustments	Accumulated Capital Gains/(Losses)
Small Company Growth Fund	$—	$—	$12,331,978	$—	$114,468
Growth Fund	$—	$—	$19,225,240	$—	$(8,718,356)
Balanced Fund	$—	$5,345	$8,083,554	$(1,872)	$(511,668)
Government Bond Fund	$—	$419,691	$9,820,568	$—	$(198,786)
West Virginia Municipal Bond Fund	$—	$—	$3,837,734	$—	$37,611

At December 31, 2011, the Funds had capital loss carryforwards which will reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	2017	Total
Growth Fund	$3,389,428	$3,389,428
Balanced Fund	$496,642	$496,642

The Growth Fund and Balanced Fund used capital loss carryforwards of $(13,090,536) and $(2,137,923), respectively, to offset taxable capital gains realized during the year ended December 31, 2011.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

As of December 31, 2011, for federal income tax purposes, the Government Bond Fund, Small Company Growth Fund, Growth Fund and Balanced Fund elected to defer post October losses of $198,786, $229,570, $5,328,928 and $15,026, respectively to December 31, 2012.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee – WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The Advisory Agreement between the Funds and the Adviser provides for an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%

Semi-Annual Report | June 30, 2012	41

Notes to Financial Statements
June 30, 2012 (Unaudited)

The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

For the six months ended June 30, 2012, the Adviser waived the following fees. This waiver may only be terminated by agreement of the Board of Trustees.

Fund Name	Adviser Fee Waiver
West Virginia Municipal Bond Fund	$ 51,269

Administrative Fee – ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on an annual rate of 0.07% the daily average aggregate net assets of the Trust for the period, subject to a $650,000 annual minimum (on the Trust level). Fees are allocated to each Fund based on daily net assets (each Fund’s net assets as a percentage of total Trust net assets).

Distribution (12b-1) Fee – ALPS Distributors, Inc. (“ADI”) serves as the Funds’ distributor.

The Funds’ Trustees previously adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan the Funds could have compensated the distributor from the net assets of the Funds to finance activities intended to result in sale of each Fund’s shares. The Plan specified that the Funds may have incurred distribution expenses at 0.25% of the daily net assets of each Fund. The Plan expired on August 31, 2007 and the Funds’ Trustees did not approve its renewal.

Shareholder Services Fee – Under the terms of a Shareholder Services Agreements with WesBanco Bank (“WesBanco”) and other financial institutions, the Funds may pay WesBanco, or other financial institutions up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and the financial institutions may voluntarily choose to waive any portion of its fee. WesBanco and the financial institutions can modify or terminate this voluntary waiver at any time at their sole discretion.

Effective August 1, 2009, the voluntary fee waiver for the Small Company Growth Fund, which was set at an annual rate of 0.10% of average daily net assets of the Fund, was discontinued. For the six months ended June 30, 2012, WesBanco did not waive any of these fees.

Recordkeeping Fee – The Funds may pay recordkeeping fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders.

Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General – Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2012, were as follows:

Fund Name	Purchases	Sales
WesMark Small Company Growth Fund	$24,857,721	$25,100,886
WesMark Growth Fund	104,936,352	108,936,793
WesMark Balanced Fund	10,777,064	8,935,095
WesMark Government Bond Fund	88,937,290	64,103,248
WesMark West Virginia Municipal Bond Fund	11,697,851	5,416,950

Purchases and Sales of U.S. government securities, other than short-term securities, for the six months ended June 30, 2012, were as follows:

Fund Name	Purchases	Sales
WesMark Balanced Fund	$–	$500,000
WesMark Government
Bond Fund	11,588,095	24,052,500

7. CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2012, 53% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally,

42	www.wesmarkfunds.com

Notes to Financial Statements
June 30, 2012 (Unaudited)

economic developments may have an effect on the liquidity and volatility of portfolio securities.

8. FEDERAL TAX INFORMATION

For the year ended December 31, 2011, 99.34% of the distributions from net investment income for West Virginia Municipal Bond Fund is exempt from federal income tax.

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended December 31, 2011, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	70.39%

For the fiscal year ended December 31, 2011, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	79.95%

Semi-Annual Report | June 30, 2012	43

Shareholder Expense Example
June 30, 2012 (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expense Paid During Period(1)	Net Expense Ratios(2)
WesMark Small Company Growth Fund
Actual Fund Return	$ 1,000.00	$ 971. 00	$ 6.32	1.29%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,018.45	$ 6.47	1.29%
WesMark Growth Fund
Actual Fund Return	$ 1,000.00	$ 1,068.50	$ 5.97	1.16%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,019.10	$ 5.82	1.16%
WesMark Balanced Fund
Actual Fund Return	$ 1,000.00	$ 1,049.10	$ 6.57	1.29%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,018.45	$ 6.47	1.29%
WesMark Government Bond Fund
Actual Fund Return	$ 1,000.00	$ 1,017.40	$ 5.12	1.02%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,019.79	$ 5.12	1.02%
WesMark West Virginia Municipal Bond Fund
Actual Fund Return	$ 1,000.00	$ 1,025.00	$ 4.88	0.97%
Hypothetical Fund Return (assuming a 5% return before expenses)	$ 1,000.00	$ 1,020.04	$ 4.87	0.97%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).
(2)	Annualized, based on the Portfolio’s most recent fiscal half year expenses.

44	www.wesmarkfunds.com

Board Review of Advisory Contract
June 30, 2012 (Unaudited)

As required by the 1940 Act, the WesMark Funds (“Funds”) Board has reviewed, at its May 2012 meeting, the Funds’ investment advisory contract with WesBanco Investment Department (“Adviser”). The Board’s decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds’ investment objectives and long term performance; the Adviser’s management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Funds and its shareholders by the WesBanco organization in addition to investment advisory services; and a Fund’s relationship to other funds in the WesMark Family of Funds.

In assessing the Adviser’s performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services, such as custody and shareholder servicing, provided to the Funds by other entities in the WesBanco organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts, including the United States Supreme Court, have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature and quality of the services provided by the Adviser, including the performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s services and fees. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances, and in this regard, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. The Adviser and other service providers of the Funds provide much of this information at each regular meeting of the Board, and furnish additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short-and long-term performance (in absolute terms both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for any expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the WesBanco companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because it is believed that they are more relevant. For example, other mutual funds are the products most like the Funds, and they are readily available to Fund shareholders as alternative investment vehicles. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Funds compete. A Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. The Funds are the only advisory clients of the Adviser. However, personnel of the Adviser may assist in the provision of asset management services for clients of affiliates of the Adviser. The Board considered these arrangements in connection with its review of the agreements.

For the one year period and three year periods ended March 31, 2012, the performance of the WesMark Small Company Growth Fund, WesMark West Virginia Municipal Bond Fund, WesMark Growth Fund and WesMark Government Bond Fund were below the

Semi-Annual Report | June 30, 2012	45

Board Review of Advisory Contract
June 30, 2012 (Unaudited)

median of the relevant peer groups. The WesMark Balanced Fund’s performance for the one year period ended March 31, 2012 was above the median of the relevant peer group but its performance was below the median for the peer group for the three year period ended March 31, 2012. The Board discussed fund management’s commentary for the Government Fund’s underperformance, noted its improved performance in the first quarter of 2012, and was satisfied with the Adviser’s efforts being undertaken with respect to the fund. The Board also discussed the very positive absolute performance of both the WesMark Growth Fund and the WesMark Small Company Fund over the one year period ended March 31, 2012. The Board also noted that the peer performance comparisons for the WesMark West Virginia Municipal Bond Fund were of limited value because of the unique nature of the West Virginia municipal bond market and limited number of municipal bond funds dedicated to West Virginia. Overall the Board concluded that it was very satisfied with the Advisor’s performance in managing the Funds. The Board will continue to monitor these efforts and performance of the Funds.

The Board also receives financial information about the Adviser, including reports on the compensation and benefits the Adviser derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by WesBanco’s subsidiaries for providing other services to the Funds under separate contracts. Such fees included fees for serving as the Funds’ custodian and fees related to the provision of shareholder services. The reports also discuss any indirect benefit the Adviser may derive from its receipt of research services from brokers who execute fund trades. Although the Board considered the profitability of the Adviser on a fund-by-fund basis, in the Board’s view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and therefore a relatively minor consideration in its overall evaluation. The Board therefore determined that the profitability analysis was of limited value.

For the period ended December 31, 2011, the investment advisory fee for WesMark West Virginia Municipal Bond Fund, WesMark Government Bond Fund, WesMark Growth Fund and WesMark Balanced Fund were above the median for the relevant peer groups. For the period ended December 31, 2011, the investment advisory fee for the WesMark Small Company Growth Fund was below the relevant peer group. The Board reviewed the fees and other expenses of the Funds with the Advisor and was satisfied that the overall expense structure of the Funds remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Funds. The Board also considered the Adviser’s agreement to waive a portion of its investment advisory fee for the WesMark West Virginia Municipal Bond Fund during its current fiscal year. The Board concluded that the nature, quality and scope of services provided the funds by the Adviser and its affiliates were satisfactory.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that each of the Funds is of relatively small size relative to its peers and had not experienced any rapid increase in assets. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the adviser in managing the Funds.

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Each factor and consideration identified above may not be relevant to every Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that the Adviser’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesMark family of Funds, the Board does not approach consideration of each Fund’s advisory contract as if that were the only fund offered by the Adviser.

46	www.wesmarkfunds.com

Additional Information
June 30, 2012 (Unaudited)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on “Form N-PX” of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds’ file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are also available on the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

Semi-Annual Report | June 30, 2012	47

Glossary of Terms
June 30, 2012 (Unaudited)

Basis points – a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Collateralized Mortgage Obligation – complex mortgage backed securities that allocate payments and prepayments from an underlying mortgage pools among holders of different classes or tranches of the CMO.

Consumer Price Index (CPI) – a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Duration – a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Fannie Mae and Freddie Mac – government sponsored entities that receive support through federal subsidies, loan or other benefits.

Quantitative Easing II (QEII) – monetary policy implemented by the Federal Reserve in 2010 to purchase $600 billion of long term Treasuries intended to stimulate the U.S. economy.

Maturity – maturity date refers to the final payment date of a loan or other financial instrument, at which point the principal (and all remaining interest) is due to be paid.

Mortgage Pool – a group of mortgages with similar interest rates and maturity dates “pooled together” for the issuance of a mortgage-backed security. Some mortgage-backed securities issued by Fannie Mae, Freddie Mac and Ginnie Mae are known as “pools” themselves. These are the simplest form of mortgage-backed security.

Investment Ratings:

Description	Standard and Poor’s Long-Term Debt Rating	Moody’s Investors Service Long- Term Bond Rating
Highest rating available. Capacity to pay interest and repay principal is extremely strong. Carry smallest degree of investment risk.	AAA	Aaa
Very strong capacity to pay interest and repay principal. Differ from AAA rated securities by very small degree. Still considered high grade obligation.	AA	Aa

Strong capacity to pay interest and repay principal although is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than those rated higher. Considered upper medium grade obligation.

	A	A

Regarded as having an adequate capacity to pay interest and repay principal. Any adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay vs. those rated higher. Considered medium grade obligation.

	BBB	Baa

Judged to have speculative elements, but has less near-term vulnerability to default than other speculative=e issues. Faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

	BB	Ba

Has greater vulnerability to default but currently has capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest or principal. Generally lack characteristics of the desirable investment.

	B	B

Currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	CCC	Caa
Typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating (by S&P). Represent obligations which are speculative in a high degree.	CC	Ca
Typically applied to debt subordinated to senior debt which has been assigned an actual or implied CCC-debt rating (by S&P). Represents the lowest rated class of bonds.	C	C

48	www.wesmarkfunds.com

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6. Investments.

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

No changes to this semi-annual report.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))), are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Investment Company Act of 1940, as amended, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification of the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	WesMark Funds

By	/s/ Jerome B. Schmitt
Jerome B. Schmitt President and Chief Executive Officer (Principal Executive Officer)

Date	September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jerome B. Schmitt
Jerome B. Schmitt President and Chief Executive Officer (Principal Executive Officer)

Date	September 4, 2012

By	/s/ David B. Ellwood
David B. Ellwood Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	September 4, 2012